UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22690

Tortoise Energy Independence Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1. Schedule of Investments.

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2014
Common Stock - 82.7%(1)	Shares	Fair Value
Crude/Refined Products Pipelines - 0.6%(1)
United States - 0.6%(1)
Plains GP Holdings, L.P.(2)	91,716	$2,568,048

Natural Gas Pipelines - 4.4%(1)
United States - 4.4%(1)
EQT Corporation(3)	173,400	17,737,086

Oil and Gas Production - 77.7%(1)
Canada - 9.5%(1)
ARC Resources Ltd.	334,600	9,026,011
Cenovus Energy Inc.	153,200	4,061,332
Crescent Point Energy Corp.	285,700	10,026,462
Enerplus Corporation	275,800	5,466,356
Penn West Petroleum Ltd.	6,400	52,608
Suncor Energy Inc.(3)	286,100	9,452,744
The Netherlands - 2.1%(1)
Royal Dutch Shell plc (ADR)(2)	114,500	8,343,615
United Kingdom - 2.4%(1)
BP p.l.c. (ADR)	192,800	9,757,608
United States - 63.7%(1)
Anadarko Petroleum Corporation(3)	314,800	26,493,568
Antero Resources Corporation(4)	150,610	9,087,807
Apache Corporation(3)	111,100	8,809,119
Cabot Oil & Gas Corporation	327,600	11,466,000
Chesapeake Energy Corporation(3)	478,400	12,395,344
Chevron Corporation	70,400	8,119,232
Concho Resources Inc.(3)(4)	66,200	8,018,806
ConocoPhillips	138,700	9,223,550
Continental Resources, Inc.(3)(4)	177,200	21,178,944
EOG Resources, Inc.(3)	174,800	33,110,616
Hess Corporation	25,700	2,056,771
Jones Energy, Inc.(4)	162,300	2,535,126
Marathon Oil Corporation(3)	280,400	9,393,400
Noble Energy, Inc.(3)	124,300	8,546,868
Occidental Petroleum Corporation	239,000	23,068,280
Pioneer Natural Resources Company(3)	166,500	33,496,470
Range Resources Corporation(3)	224,200	19,292,410
Rice Energy Inc.(4)	52,646	1,263,504
RSP Permian, Inc.(4)	110,556	3,073,457
Whiting Petroleum Corporation(3)(4)	82,100	5,641,091
		312,457,099

Total Common Stock (Cost $281,036,434)		332,762,233

Master Limited Partnerships and Related Companies - 32.0%(1)
Crude/Refined Products Pipelines - 11.3%(1)
United States - 11.3%(1)
Buckeye Partners, L.P.(2)	61,200	4,481,676
Enbridge Energy Management, L.L.C.(2)(5)	426,508	11,409,091
Magellan Midstream Partners, L.P.(2)	92,000	6,225,640
MPLX LP(2)	117,232	5,722,094
Phillips 66 Partners LP(2)	65,900	3,019,538
Plains All American Pipeline, L.P.(2)	179,229	9,708,835
Rose Rock Midstream, L.P.(2)	32,489	1,264,472
Tesoro Logistics LP(2)	47,000	2,829,400
Valero Energy Partners LP(2)	26,106	965,661
		45,626,407
Natural Gas/Natural Gas Liquids Pipelines - 7.6%(1)
United States - 7.6%(1)
Energy Transfer Partners, L.P.(2)	77,700	4,314,681
Enterprise Products Partners L.P.(2)	141,100	9,469,221
Kinder Morgan Management, LLC(2)(5)	115,000	8,026,977
Regency Energy Partners LP(2)	222,350	5,836,688
Williams Partners L.P.(2)	57,300	2,842,653
		30,490,220
Natural Gas Gathering/Processing - 4.5%(1)
United States - 4.5%(1)
Access Midstream Partners, L.P.(2)	58,900	3,324,905
Crosstex Energy, L.P.(2)	86,700	2,678,163
DCP Midstream Partners, LP(2)	94,524	4,612,771
Targa Resources Partners LP(2)	95,800	5,143,502
Western Gas Partners LP(2)	34,300	2,170,847
		17,930,188
Oil and Gas Production — 8.6%(1)
United States — 8.6%(1)
BreitBurn Energy Partners L.P.(2)	621,400	12,421,786
EV Energy Partners, L.P.(2)	82,800	2,904,624
Legacy Reserves, L.P.(2)	486,608	12,846,451
Vanguard Natural Resources, LLC(2)	212,100	6,333,306
		34,506,167

Total Master Limited Partnerships and Related Companies (Cost $115,315,842)		128,552,982

Short-Term Investment - 0.1%(1)
United States Investment Company - 0.1%(1)
Fidelity Institutional Money Market Portfolio - Class I, 0.04%(6) (Cost $492,574)	492,574	492,574

Total Investments - 114.8%(1) (Cost $396,844,850)		461,807,789
Total Value of Options Written (Premiums received $1,607,046) - (0.4%)(1)		(1,598,527)
Other Assets and Liabilities - (14.4%)(1)		(58,071,755)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$402,137,507

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(3)	All or a portion of the security represents cover for outstanding call option contracts written.
(4) Non-income producing security.
(5) Security distributions are paid-in-kind.
(6) Rate indicated is the current yield as of February 28, 2014.

Key to abbreviation
ADR = American Depository Receipts

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
February 28, 2014

Call Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Anadarko Petroleum Corporation	March 2014	$90.00	1,574	$(45,646)
Apache Corporation	March 2014	87.50	1,111	(9,999)
Chesapeake Energy Corporation	March 2014	29.00	4,784	(38,272)
Concho Resources Inc.	March 2014	125.00	662	(113,202)
Continental Resources, Inc.	March 2014	130.00	1,772	(106,320)
EOG Resources, Inc.	March 2014	195.00	1,748	(342,608)
EQT Corporation	March 2014	105.00	868	(104,160)
EQT Corporation	March 2014	110.00	866	(28,145)
Marathon Oil Corporation	March 2014	35.00	2,804	(39,256)
Noble Energy, Inc.	March 2014	75.00	1,243	(15,537)
Pioneer Natural Resources Company	March 2014	205.00	300	(138,000)
Pioneer Natural Resources Company	March 2014	210.00	504	(141,120)
Pioneer Natural Resources Company	March 2014	215.00	802	(136,340)
Range Resources Corporation	March 2014	92.50	2,242	(98,648)
Suncor Energy Inc.	March 2014	35.00	2,861	(22,888)
Whiting Petroleum Corporation	March 2014	67.50	821	(218,386)

Total Value of Call Options Written (Premiums received $1,607,046)				$(1,598,527)

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of February 28, 2014.  These assets and liabilities are measured on a recurring basis.

Description	Fair Value at February 28, 2014	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock (a)	$332,762,233	$332,762,233	$-	$-
Master Limited Partnerships and Related Companies(a)	128,552,982	128,552,982	-	-
Total Equity Securities	461,315,215	461,315,215	-	-
Other Securities:
Short-Term Investment(b)	492,574	492,574	-	-
Total Assets	$461,807,789	$461,807,789	$-	$-
Liabilities
Written Call Options	$1,598,527	$1,598,527	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2014.

The Company did not hold any Level 3 securities during the period ended February 28, 2014.  The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended February 28, 2014.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments and liabilities.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

As of February 28, 2014, the aggregate cost of securities for federal income tax purposes was $393,357,834.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $74,310,289, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $5,860,334 and the net unrealized appreciation was $68,449,955.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Independence Fund, Inc.

Date: April 22, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Independence Fund, Inc.

Date: April 22, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Energy Independence Fund, Inc.

Date: April 22, 2014	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer